Financial Instruments and Risk Management (Details 6) - Cash flow hedges [member] - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Notional	R$ 1,243,500
Fair value	R$ (325,073)
Nondeliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	1st Qtr. 2025
Notional	R$ 105,500
Designation rate | R$ / shares	5.6807
Fair value	R$ (58,721)
Nondeliverable Forward One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	2nd Qtr. 2025
Notional	R$ 258,500
Designation rate | R$ / shares	5.9204
Fair value	R$ (104,650)
Nondeliverable Forward Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	3rd Qtr. 2025
Notional	R$ 165,000
Designation rate | R$ / shares	6.1309
Fair value	R$ (54,315)
Nondeliverable Forward Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	4th Qtr. 2025
Notional	R$ 82,000
Designation rate | R$ / shares	6.4083
Fair value	R$ (15,657)
Collar [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	1st Qtr. 2025
Notional	R$ 479,500
Designation rate | R$ / shares	5.9991
Fair value	R$ (81,092)
Collar One [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	2nd Qtr. 2025
Notional	R$ 90,500
Designation rate | R$ / shares	6.2590
Fair value	R$ (5,787)
Collar Two [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	3rd Qtr. 2025
Notional	R$ 42,500
Designation rate | R$ / shares	6.4616
Fair value	R$ (3,204)
Collar Three [Member]
IfrsStatementLineItems [Line Items]
Hedged object	USD Exports
Asset	BRL
Liabilities	USD
Maturity	4th Qtr. 2025
Notional	R$ 20,000
Designation rate | R$ / shares	6.5806
Fair value	R$ (1,647)